SEGMENT REPORTING	12 Months Ended
Dec. 31, 2012
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING
29.	SEGMENT REPORTING

In accordance with ASC 280, the Group's chief operating decision maker ("CODM") has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group's CODM evaluates segment performance based on revenues, cost of revenues and gross profit by segment. Prior to January 1, 2012, the Group consisted of only one segment relating to Network business which mainly comprises leasing of medical equipment. On June 21, 2012, the Hospital segment was added with the acquisition of the 52% equity interest in the CAH (note 4) which operates hospital medical diagnosis service. The accounting policies used in its segment reporting are the same as those used in the preparation of the Group's consolidated financial statements. As substantially all of the Group's long-lived assets and revenues are in and derived from the PRC, geographical segments are not presented. The Group's segment information as of and for the years ended December 31, 2010, 2011 and 2012 is as follows:

	For the Years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Net revenues
Revenues from external customers:
Network	389,524	450,125	465,040	74,644
Hospital	-	-	197,309	31,670

Total revenues from external customers	389,524	450,125	662,349	106,314

Intersegment revenues:
Network	-	-	19,894	3,193
Hospital	-	-	-	-

Total intersegment revenues	-	-	19,894	3,193

Total segment revenues	389,524	450,125	682,243	109,507

Reconciling item
Elimination of intersegment revenues	-	-	(19,894)	(3,193)

Total revenues	389,524	450,125	662,349	106,314

Segment profit
Network	179,666	(161,306)	180,631	28,993
Hospital	-	-	25,922	4,162

Total segment profit	179,666	(161,306)	206,553	33,155

Foreign exchange losses, net	(5,436)	(10,975)	(101)	(16)
Interest income	7,865	13,357	5,895	946
Interest expense	(7,448)	(6,454)	(16,255)	(2,609)
Gain (loss) from disposal of property, plant and equipment	543	-	(1,072)	(172)
Share of net profit of equity investees	-	-	1,790	287
Other expense (income) , net	(399)	346	(144)	(23)

Income before taxes	174,791	(165,032)	196,666	31,568

	For the Years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Segment assets
Network	2,663,044	2,393,446	2,970,788	476,845
Hospital	-	-	750,020	120,387

Total segment assets	2,663,044	2,393,446	3,720,808	597,232

Reconciling item
Intersegment elimination	-	-	(55,588)	(8,922)

Total assets	2,663,044	2,393,446	3,665,220	588,310

Expenditures for additions to long-lived assets
Network	230,258	267,645	284,803	45,714
Hospital	-	-	112,825	18,110
Intersegment elimination	-	-	(57,140)	(9,172)

Total expenditure for additions to long-lived assets	230,258	267,645	340,488	54,652

Depreciation and amortization expenses
Network	109,377	119,895	133,996	21,508
Hospital	-	-	16,218	2,603

Total depreciation and amortization expenses	109,377	119,895	150,214	24,111

Impairment loss of long-lived assets and goodwill
Network	-	(333,934)	(3,360)	(539)
Hospital	-	-	-	-

Total impairment loss	-	(333,934)	(3,360)	(539)